Taxes (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 28, 2024
IfrsStatementLineItems [Line Items]
Corporate Income Tax	$ (1,043)	$ (1,763)	$ (3,525)	$ (4,687)
Dutch tax authority			181
Uncertain tax treatments			788
Enrollment amount					$ 8,087
Tax liability	3,571		3,571
Nominal amounts	1,197		1,197
Loss carryforwards of subsidiaries			233
Down payment upon enrollment	642		642
Reimbursement expected amount	465		465
Reimbursement receivable amount	$ 202		$ 202
Description of contingent assets			US$ 263 are considered contingent assets on June 30, 2024, of which: (i) US$ 230 receivable recognized in July and August 2024 relating to reimbursements approved from July 1, 2024 to the date of the release of this report; and (ii) US$ 33 currently under negotiation with partners.
Repetro Tax [Member]
IfrsStatementLineItems [Line Items]
Corporate Income Tax			$ 607